Other assets (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Summary of Other Assets

	12.31.2021	12.31.2020
Taxes recoverable (i)	105.0	105.6
Other debtors (ii)	73.7	72.8
Prepaid expenses	36.2	36.5
Court-mandated escrow deposits (iii)	24.9	26.8
Loan with a joint operation	25.7	25.2
Advances to employees	19.6	4.9
Advances for services to be rendered	13.7	5.2
Collateralized accounts receivable	9.9	13.9
Others	10.6	10.7

	319.3	301.6

Current portion	193.7	180.9
Non-current portion	125.6	120.7

(i)	Taxes recoverable

	12.31.2021	12.31.2020
ICMS (State Value-added Tax) and IPI (Excise Tax)	65.7	69.3
PIS (Social Integration Program) and COFINS	27.6	19.7
Income tax and social security on net income	5.6	7.5
ISS (Service tax)	4.4	4.6
Others	1.7	4.5

	105.0	105.6

Current portion	37.4	50.0
Non-current portion	67.6	55.6

(ii)
Corresponds mainly to rework done on materials and parts received from suppliers, which will be reimbursed in cash by the supplier or through credits granted that can be used to offset trade accounts payable when requested by the Company and approved by the supplier.

(iii)	Refers to deposits arising from lawsuits, substantially to federal taxes and contributions, in which there is a liability recorded Note 26.